Description of Business	6 Months Ended
Jun. 30, 2022
Business Combination, Description [Abstract]
Description of Business

NOTE 1: DESCRIPTION OF BUSINESS

Navios Maritime Holdings Inc. (“Navios Holdings” or the “Company”) (NYSE: NM) owns (i) a controlling equity stake in Navios South American Logistics Inc. (“Navios Logistics”), a leading infrastructure and logistics company in the Hidrovia region of South America; and (ii) an ownership interest in Navios Maritime Partners L.P. (“Navios Partners”), a leading, United States (“U.S.”) publicly listed shipping company which owns and operates dry cargo and tanker vessels.

On July 26, 2022, Navios Holdings agreed to sell its 36-vessel dry bulk fleet for an aggregate consideration of $835,000 consisting of cash and the assumption of bank debt and finance leases related to the vessels and subject to working capital adjustment at closing (the “Transaction”), to Navios Partners. For further information see Note 16 “Subsequent Events” in the interim condensed consolidated financial statements.

Prior to the Transaction, Navios Holdings was a global seaborne shipping and logistics company focused on the transport and transshipment of dry bulk commodities, including iron ore, coal and grain.

Navios Logistics

Navios Logistics, a consolidated subsidiary of the Company, was incorporated under the laws of the Republic of the Marshall Islands on December 17, 2007. Navios Logistics believes it is one of the largest infrastructures and logistics companies in the Hidrovia region of South America, focusing on the Hidrovia river system, the main navigable river system in the region, and on cabotage trades along the south-eastern coast of South America. Navios Logistics is focused on providing its customers integrated transportation, storage and related services through its port facilities, its large, versatile fleet of dry and liquid cargo barges and its product tankers. Navios Logistics serves the needs of a number of growing South American industries, including mineral and grain commodity providers as well as users of refined petroleum products. As of June 30, 2022, Navios Holdings owned 63.8% of Navios Logistics’ stock.

Navios Partners

Navios Partners (NYSE:NMM) is an international owner and operator of dry cargo and tanker vessels and is engaged in the seaborne transportation services of a wide range of liquid and dry cargo commodities. Types of commodities Navios Partners transports include crude oil, refined petroleum, chemicals, iron ore, coal, grain, fertilizer and containers. Navios Partners charters its vessels under short-, medium-, and longer-term charters.

On March 31, 2021, Navios Partners acquired Navios Maritime Containers L.P. (“Navios Containers”), an international owner and operator of containerships, in a merger transaction (the “NMCI Merger”). Following the completion of the NMCI Merger on March 31, 2021, Navios Containers’ common units were no longer listed for trading on NASDAQ. In consequence of the NMCI Merger, as of June 30, 2022, Navios Holdings had no equity investment in Navios Containers. For more information about the NMCI Merger, see Note 14 “Investments in Affiliate Companies and Investments in Available-For-Sale Securities” to the interim condensed consolidated financial statements.

On October 15, 2021, Navios Maritime Acquisition Corporation (“Navios Acquisition”), an owner and operator of tanker vessels focusing on the transportation of petroleum products (clean and dirty) and bulk liquid chemicals, and Navios Partners consummated a merger transaction (the “NNA Merger”). Following the consummation of the NNA Merger on October 15, 2021, Navios Acquisition common shares were no longer listed for trading on the NYSE. In consequence of the NNA Merger, as of June 30, 2022, Navios Holdings had no equity investment in Navios Acquisition. For more information about the NNA Merger, see Note 14 “Investments in Affiliate Companies and Investments in Available-For-Sale Securities” to the interim condensed consolidated financial statements.

As of both June 30, 2022 and December 31, 2021, Navios Holdings had a 10.3% ownership interest in Navios Partners. Incentive distribution rights are held by a consolidated subsidiary of Navios Holdings.